Nature of Operations and Organization (Details)		3 Months Ended		12 Months Ended
	May 09, 2024 USD ($)	Mar. 31, 2024 USD ($) MWh	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) MWh	Dec. 31, 2022 USD ($)
Nature of Operations and Organization [Line Items]
Maximum electricity on recycled nuclear fuel and fresh fuel cab be produced | MWh		15		15
History of effective waste recycling capabilities by experimental breeder reactor-ii		30 years		30 years
Cash and cash equivalents		$ 38,018,782		$ 9,867,588	$ 9,653,528
Net loss		(24,022,085)	$ (4,708,973)	(32,172,657)	(10,023,891)
Net cash used in operating activities		7,287,377	$ 3,262,366	15,997,695	9,992,525
Accumulated deficit		$ 85,515,529		$ 61,493,444	$ 29,320,787
Substantial Doubt about Going Concern, within One Year [true false]				true
Subsequent Event
Nature of Operations and Organization [Line Items]
Cash acquired from acquisition	$ 263,300,000